Annual Operating Expenses {- Fidelity® Equity-Income Fund} - 01.31 Fidelity Equity-Income Fund K PRO-09 - Fidelity® Equity-Income Fund - Fidelity Equity-Income Fund-Class K	Apr. 01, 2021
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.50%